Russell 2000 2x Strategy Fund Shareholder Fees	Dec. 31, 2025 USD ($)
Russell 2000 2x Strategy Fund | Russell 2000 2x Strategy Fund
Prospectus [Line Items]
Shareholder Fee, Other